Share-based Compensation - Summary of Unvested RSU Activity (Details)	11 Months Ended
Dec. 31, 2021 $ / shares shares
Service-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning | shares
Number of Shares, Granted | shares	12,548,804
Number of Shares, Vested | shares	(5,750,566)
Number of Shares, Unvested, Ending | shares	6,798,238
Weighted Average Grant Date Fair Value, Unvested, Beginning | $ / shares
Weighted Average Grant Date Fair Value, Granted | $ / shares	8.09
Weighted Average Grant Date Fair Value, Vested | $ / shares	8.15
Weighted Average Grant Date Fair Value, Unvested, Ending | $ / shares	$ 8.04
Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning | shares
Number of Shares, Granted | shares	4,257,710
Number of Shares, Unvested, Ending | shares	4,257,710
Weighted Average Grant Date Fair Value, Unvested, Beginning | $ / shares
Weighted Average Grant Date Fair Value, Granted | $ / shares	7.76
Weighted Average Grant Date Fair Value, Unvested, Ending | $ / shares	$ 7.76